Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,036,743	981,696
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	69,203	72,167
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 85,735	$ 62,666
ECL coverage	0.40%	0.40%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,350,116	$ 2,260,944
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9,243)	$ (9,111)
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,227,867	$ 2,149,450
Financial assets at amortised cost, category | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,502)	$ (1,476)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.30%	2.40%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 107,417	$ 96,802
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,479)	$ (2,284)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	35.60%	35.90%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,486	$ 14,358
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,163)	$ (5,157)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	28.60%	58.10%
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 346	$ 334
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (99)	$ (194)
Financial assets at amortised cost, category | Loans and advances to customers
Disclosure of credit risk exposure [line items]
ECL coverage	0.80%	0.90%
Financial assets at amortised cost, category | Loans and advances to customers | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,045,475	$ 990,321
Financial assets at amortised cost, category | Loans and advances to customers | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8,732)	$ (8,625)
Financial assets at amortised cost, category | Loans and advances to customers | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 951,583	$ 908,393
Financial assets at amortised cost, category | Loans and advances to customers | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,297)	$ (1,276)
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.80%	3.10%
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 80,182	$ 68,581
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,284)	$ (2,108)
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	37.80%	38.80%
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13,378	$ 13,023
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,052)	$ (5,047)
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	29.80%	59.90%
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 332	$ 324
Financial assets at amortised cost, category | Loans and advances to customers | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (99)	$ (194)
Financial assets at amortised cost, category | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.70%
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 434,271	$ 394,337
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,134)	$ (2,947)
Financial assets at amortised cost, category | Loans and advances to customers | – personal | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 413,669	$ 374,681
Financial assets at amortised cost, category | Loans and advances to customers | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (583)	$ (534)
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	8.50%	8.40%
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,751	$ 15,075
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,336)	$ (1,265)
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	25.00%	25.10%
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,851	$ 4,581
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,215)	$ (1,148)
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	1.00%	1.00%
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 540,499	$ 534,577
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,438)	$ (5,552)
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 472,253	$ 474,700
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (672)	$ (698)
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.50%	1.60%
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 59,599	$ 51,341
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (920)	$ (812)
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	45.10%	46.90%
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 8,315	$ 8,212
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,747)	$ (3,848)
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	29.80%	59.90%
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 332	$ 324
Financial assets at amortised cost, category | Loans and advances to customers | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (99)	$ (194)
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 70,705	$ 61,407
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (160)	$ (126)
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 65,661	$ 59,012
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (42)	$ (44)
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%	1.40%
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,832	$ 2,165
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (28)	$ (31)
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	42.50%	22.20%
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 212	$ 230
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (90)	$ (51)
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers | – non-bank financial institutions | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 69,219	$ 72,180
Financial assets at amortised cost, category | Loans and advances to banks | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)	$ (13)
Financial assets at amortised cost, category | Loans and advances to banks | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 67,769	$ 71,873
Financial assets at amortised cost, category | Loans and advances to banks | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (14)	$ (11)
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.70%
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,450	$ 307
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (2)
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other financial assets
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other financial assets | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 615,179	$ 582,917
Financial assets at amortised cost, category | Other financial assets | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (118)	$ (55)
Financial assets at amortised cost, category | Other financial assets | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other financial assets | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 613,200	$ 581,118
Financial assets at amortised cost, category | Other financial assets | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (38)	$ (27)
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.10%	0.40%
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,827	$ 1,673
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (38)	$ (6)
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	27.80%	17.50%
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 151	$ 126
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (42)	$ (22)
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 0
Financial assets at amortised cost, category | Other financial assets | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 600,029	$ 592,008
Financial assets at amortised cost, category | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (329)	$ (325)
Financial assets at amortised cost, category | Loans and other credit-related commitments | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 577,631	$ 567,232
Financial assets at amortised cost, category | Loans and other credit-related commitments | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (137)	$ (143)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 21,618	$ 23,857
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (133)	$ (139)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	7.70%	4.70%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 771	$ 912
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (59)	$ (43)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 9	$ 7
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 223,314	$ 207,351
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (15)	$ (13)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 221,490	$ 205,183
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (13)	$ (12)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,630	$ 1,760
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 194	$ 408
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 278,524	$ 271,022
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (307)	$ (305)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 259,138	$ 249,587
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (118)	$ (126)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,804	$ 20,925
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (130)	$ (136)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	10.30%	8.50%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 573	$ 503
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (59)	$ (43)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 9	$ 7
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 98,191	$ 113,635
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (7)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 97,003	$ 112,462
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (5)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,184	$ 1,172
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 1
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | Financial guarantees | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,214	$ 23,518
Financial assets at amortised cost, category | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (48)	$ (93)
Financial assets at amortised cost, category | Financial guarantees | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 17,684	$ 20,834
Financial assets at amortised cost, category | Financial guarantees | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)	$ (19)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.90%	1.20%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,340	$ 2,384
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (22)	$ (29)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	5.40%	15.20%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 186	$ 297
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10)	$ (45)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 3
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 804	$ 927
Financial assets at amortised cost, category | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – personal | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 802	$ 920
Financial assets at amortised cost, category | Financial guarantees | – personal | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 3
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 4
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.50%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,804	$ 17,355
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (44)	$ (85)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 12,540	$ 14,963
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (14)	$ (16)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.00%	1.20%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,076	$ 2,101
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (21)	$ (25)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	4.90%	15.30%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 184	$ 288
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (44)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 3
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,606	$ 5,236
Financial assets at amortised cost, category | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ (7)
Financial assets at amortised cost, category | Financial guarantees | – financial | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,342	$ 4,951
Financial assets at amortised cost, category | Financial guarantees | – financial | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	1.40%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 263	$ 280
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (4)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	100.00%	20.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 5
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0